Condensed Deutsche Bank AG (Parent Company Only) Financial Information - Condensed Statement of Cash Flows (Deutsche Bank Parent) (Detail) - Deutsche Bank AG - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Statement of Cash Flows (Deutsche Bank Parent) [Line Items]
Net cash provided by (used in) operating activities	€ 43,482	€ (29,917)	€ 5,231
Proceeds from:
Sale of financial assets at fair value through other comprehensive income	10,215	17,261	14,245
Maturities of financial assets at fair value through other comprehensive income	14,709	14,788	13,769
Sale of debt securities held to collect at amortized cost	0	20	0
Maturities of debt securities held to collect at amortized cost	3,426	6,435	6,702
Sale of equity method investments	0	0	20
Sale of property and equipment	4	17	28
Purchase of:
Financial assets at fair value through other comprehensive income	(28,744)	(35,559)	(32,017)
Debt Securities held to collect at amortized cost	(22,951)	(5,110)	(3,920)
Investments in associates	(5)	(57)	(60)
Property and equipment	(298)	(377)	(327)
Net change in investments in subsidiaries	(531)	(495)	(35)
Other, net	(1,382)	(1,303)	(1,199)
Net cash provided by (used in) investing activities	(25,557)	(4,379)	(2,794)
Cash flows from financing activities:
Issuances of subordinated long-term debt	19	3	1,396
Repayments and extinguishments of subordinated long-term debt	(2,699)	(114)	(1,407)
Principal portion of lease payments	(363)	(413)	(395)
Common shares issued	0	0	0
Purchases of treasury shares	(1,618)	(1,126)	(857)
Sale of treasury shares	0	0	395
Additional Equity Components (AT1) issued	2,500	3,000	0
Additional Equity Components (AT1) repaid	(2,360)	0	0
Purchases of Additional Equity Components (AT1)	(3,063)	(3,341)	(356)
Sale of Additional Equity Components (AT1)	3,071	3,316	415
Coupon on additional equity components, pre tax	(761)	(574)	(498)
Cash dividends paid to Deutsche Bank shareholders	(1,315)	(883)	(610)
Net cash provided by (used in) financing activities	(6,589)	(131)	(1,918)
Net effect of exchange rate changes on cash and cash equivalents	(4,109)	1,967	(791)
Net increase (decrease) in cash and cash equivalents	7,228	(32,460)	(273)
Cash and cash equivalents at beginning of period	104,608	137,068	137,341
Cash and cash equivalents at end of period	111,836	104,608	137,068
Net cash provided by (used in) operating activities include
Income taxes paid (received), net	25	738	196
Interest paid	28,553	31,629	24,360
Interest received	39,533	41,863	38,161
Dividends received	2,186	2,754	2,053
Cash and cash equivalents comprise
Cash and central bank balances (not included Interest-earning time deposits with central banks)	104,817	98,417	132,547
Interbank balances (w/o central banks)	7,018	6,191	4,521
Total	€ 111,836	€ 104,608	€ 137,068